Pension and OPEB Plans (Schedule of Target Asset Allocation Ranges by Asset Category) (Details)	Dec. 31, 2023
International Equities [Member] | Recoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	8.00%
International Equities [Member] | Recoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	16.00%
International Equities [Member] | Nonrecoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	5.00%
International Equities [Member] | Nonrecoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	11.00%
US Equities [Member] | Recoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	17.00%
US Equities [Member] | Recoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	25.00%
US Equities [Member] | Nonrecoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	11.00%
US Equities [Member] | Nonrecoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	17.00%
Real Estate [Member] | Recoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	7.00%
Real Estate [Member] | Recoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	11.00%
Real Estate [Member] | Nonrecoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	3.00%
Real Estate [Member] | Nonrecoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	7.00%
Credit Strategies [Member] | Recoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	3.00%
Credit Strategies [Member] | Recoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	7.00%
Credit Strategies [Member] | Nonrecoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	3.00%
Credit Strategies [Member] | Nonrecoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	7.00%
Fixed Income [Member] | Recoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	48.00%
Fixed Income [Member] | Recoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	58.00%
Fixed Income [Member] | Nonrecoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	65.00%
Fixed Income [Member] | Nonrecoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	75.00%